Employee benefits	12 Months Ended
Mar. 31, 2026
Employee Benefits [Abstract]
Employee benefits
Employee benefit expenses are as follows:

	For the fiscal year ended March 31,
(Unit： In millions)	2024	2025	2026
Wages and salaries	¥2,009	¥2,271	¥3,294
Social security contributions	244	302	498
Share-based compensation	—	—	1,320
Termination benefits	1	39	282
Other	28	5	54
Total	¥2,282	¥2,617	¥5,448